Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities for which Fair Values are Disclosed (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under operating leases included in other non-currentassets	¥ 177	¥ 217
Long-term bank borrowings	25,867	24,711
Obligations under finance leases	68,063	57,627
Total	152,329	147,142
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under operating leases included in other non-currentassets	154	193
Long-term bank borrowings	25,875	23,812
Obligations under finance leases	64,521	57,352
Total	90,396	81,164
Not measured at fair value but for which fair values are disclosed [member] | Quoted prices in active markets (Level 1) [member]
Disclosure of detailed information about financial instruments [Line Items]
Long-term bank borrowings	2,861	2,678
Total	2,861	2,678
Not measured at fair value but for which fair values are disclosed [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under operating leases included in other non-currentassets	154	193
Long-term bank borrowings	23,014	21,134
Obligations under finance leases	64,521	57,352
Total	¥ 87,535	¥ 78,486